Average Annual Total Returns - FidelitySeriesLargeCapStockFund-PRO - FidelitySeriesLargeCapStockFund-PRO - Fidelity Series Large Cap Stock Fund	Aug. 29, 2024
Fidelity Series Large Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	24.77%
Past 5 years	16.20%
Past 10 years	10.94%
Fidelity Series Large Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.14%
Past 5 years	14.29%
Past 10 years	9.22%
Fidelity Series Large Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.64%
Past 5 years	12.64%
Past 10 years	8.45%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%